UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Phoenix Variable Advisors, Inc.

Address:          One American Row                  Hartford,  Connecticut 06115

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Beers

Title:         Secretary

Phone:         860-403-5050

Signature, Place, and Date of Signing:

/s/ John H. Beers                   Hartford, CT               November 14, 2007
------------------                  [City, State]                   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

       Form 13F File Number        Manager

       028-02321                   Alliance Berstein, L.P.
       028-00869                   Fred Alger Management, Inc.
       028-05412                   Bennett Lawrence Management, LLC
       801-15757                   Morgan Stanley Investment Inc. dba Van Kampen
       028-04529                   Harris Investment Management, Inc.
       028-11020                   Aberdeen Asset Management, Inc.
       028-01420                   Duff & Phelps Investment Management Co.
           28-85                   Phoenix Investment Counsel, Inc.
       028-12511                   Goodwin Capital Advisers, Inc.



                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $76,840,431.42



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
                                                             FORM 13F
                                        REPORTING MANAGER: PHOENIX VARIABLE ADVISOR, INC.
                                               FOR THE QUARTER ENDED SEPT 30, 2007

ITEM 1                           ITEM 2     ITEM 3      ITEM 4               ITEM 5          ITEM 6    ITEM 7       ITEM 8
------                           ------     ------      ------               ------          ------    ------       ------
                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                                                         FAIR       SHARES OR
                                TITLE OF    CUSIP        MARKET     PRINCIPAL  SH/  PUT/    INVESTMENT   MANA-  SOLE  SHARED NONE
         NAME OF ISSUER          CLASS      NUMBER       VALUE       AMOUNT    PRN  CALL    DISCRETION   GERS    (A)   (B)   (C)
         --------------          -----      ------       -----       ------    ---  ----    ----------   ----    ---   ---   ---
UTILITIES SELECT SECTOR
 INDEX                           COMMON   81369Y886     514,216.00   12,920.00  SH            12,920.00   1        12,920.00
FINANCIAL SELECT SECTOR
 SPDR FUND                       COMMON   81369Y605   7,783,295.52  226,786.00  SH           226,786.00   1       226,786.00
INDUSTRIAL SELECT SECTOR
 SPDR FUND                       COMMON   81369Y704   4,640,068.16  112,952.00  SH           112,952.00   1       112,952.00
TECHNOLOGY SELECT SECTOR
 SPDR FUND                       COMMON   81369Y803   6,654,928.41  246,753.00  SH           246,753.00   1       246,753.00
CONSUMER STAPLES SELECT
 SECTOR SPDR FUND                COMMON   81369Y308   4,474,337.76  159,912.00  SH           159,912.00   1       159,912.00
CONSUMER DISCRETIONARY
 SELECT SECTOR SPDR FUND         COMMON   81369Y407   1,981,085.70   53,790.00  SH            53,790.00   1        53,790.00
ENERGY SELECT SECTOR
 SPDR FUND                       COMMON   81369Y506   5,404,500.00   72,060.00  SH            72,060.00   1        72,060.00
ISHARES LEHMAN SHORT
 TREASURY BOND FUND              COMMON   464288679   9,440,055.00   85,975.00  SH            85,975.00   1        85,975.00
MATERIALS SELECT SECTOR
 SPDR TRUST                      COMMON   81369Y100   2,045,282.70   48,570.00  SH            48,570.00   1        48,570.00
HEALTH CARE SELECT SECTOR
 SPDR FUND                       COMMON   81369Y209   5,892,845.00  166,700.00  SH           166,700.00   1       166,700.00
ISHARES DJ U.S.
 TELECOMMUNICATIONS
 SECTOR INDEX FUND               COMMON   464287713   2,451,078.50   72,410.00  SH            72,410.00   1        72,410.00
ISHARES S&P EUROPE 350
 Index Fund                      COMMON   464287861   7,299,808.00   61,240.00  SH            61,240.00   1        61,240.00
ISHARES LEHMAN 3-7 YEAR
 TREASURY BOND FUND              COMMON   464288661   1,420,288.00   13,870.00  SH            13,870.00   1        13,870.00
ISHARES S&P LATIN AMERICAN
 40 INDEX FUND                   COMMON   464287390   2,472,960.00   10,240.00  SH            10,240.00   1        10,240.00
ISHARES LEHMAN 7-10 YEAR
 TREASURY BOND FUND              COMMON   464287440   1,172,670.34   13,982.00  SH            13,982.00   1        13,982.00
ISHARES LEHMAN 1-3 YEAR
 TREASURY BOND FUND              COMMON   464287457   6,207,268.26   76,322.00  SH            76,322.00   1        76,322.00
ISHARES JAPAN IDX FD             COMMON   464286848   1,445,615.40  100,810.00  SH           100,810.00   1       100,810.00
ISHARES MSCI EMERGING
 MKT INDEX                       COMMON   464287234   3,739,239.00   25,020.00  SH            25,020.00   1        25,020.00
ISHARES IBOXX $ INVESTMT         COMMON   464287242     616,378.07    5,843.00  SH             5,843.00   1         5,843.00
ISHARES LEHMAN 10-20 YEAR
 TREASURY BOND FUND              COMMON   464288653     623,562.00    6,180.00  SH             6,180.00   1         6,180.00
ISHARES LEHMAN 20+ YEAR
 TREASURY BOND FUND              COMMON   464287432     560,949.60    6,317.00  SH             6,317.00   1         6,317.00
                                                     76,840,431.42

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